Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
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Cash and cash equivalents
23.	Cash and cash equivalents

	31 December 2017	31 December 2016
Cash in hand	192	223
Banks	4,712,141	6,051,472
– Demand deposits	603,553	569,826
– Time deposits	4,108,588	5,481,646
Other cash and cash equivalents	—	657

Cash and cash equivalents	4,712,333	6,052,352

As at 31 December 2017, the average effective interest rates of TL, USD and EUR time deposits are 14.3%, 5.8% and 2.2% (31 December 2016:11.0%, 3.6% and 2.0%) respectively.

As at 31 December 2017, average maturity of time deposits is 32 days (31 December 2016: 49 days).